Tax Expense Benefit (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Current Tax	$ 9,455,994	$ 9,436,752
Deferred Tax	(476,345)	(1,657,344)
Total	$ 8,979,649	$ 7,779,408	$ 4,790,089